Note 14 - Notes Payable - Schedule of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Note payable	$ 1,398	$ 1,523	$ 216
Less: current portion of notes payable	(233)	(312)	(60)
Long-term portion of notes payable	1,165	1,211	156
Mortgage Note Payable Commercial Bank Collateralized [Member]
Note payable	1,118	1,140	0
Note Payable Uncollateralized [Member]
Note payable	25	25	0
Note Payable Collateralized [Member]
Note payable	229	255	216
Insurance Premium Financing [Member]
Note payable	$ 26	$ 103	$ 0